UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06257 )

Exact name of registrant as specified in charter: Putnam Limited Duration Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Limited Duration Government Income Fund
The fund's portfolio
8/31/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (52.6%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (12.1%)
Government National Mortgage Association Pass-Through
Certificates
5 3/4s, July 20, 2026	$50,133	$50,378
7 1/2s, October 20, 2030	39,411	41,058
6 1/2s, with due dates from December 20, 2035 to
August 20, 2037	25,155,322	25,645,666
6 1/2s, TBA, September 1, 2037	23,200,000	23,642,250
		49,379,352

U.S. Government Agency Mortgage Obligations (40.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from April 1, 2016 to
December 1, 2017	11,442	12,112
6s, August 1, 2021	65,733	66,398
5 1/2s, October 1, 2018	577,729	583,123
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2022 to
November 1, 2030	156,382	166,119
7s, with due dates from December 1, 2031 to
December 1, 2035	3,456,511	3,568,287
7s, with due dates from January 1, 2008 to
January 1, 2015	287,404	297,087
6 1/2s, August 1, 2034	28,952	29,485
6 1/2s, with due dates from February 1, 2014 to
February 1, 2017	867,657	883,046
6 1/2s, TBA, September 1, 2037	62,800,000	63,742,000
6s, July 1, 2037	27,428	27,397
6s, with due dates from July 1, 2016 to January 1, 2022	5,509,466	5,568,119
6s, TBA, September 1, 2037	25,900,000	25,865,602
5 1/2s, with due dates from April 1, 2034 to
August 1, 2037	29,448,752	28,770,950
5 1/2s, with due dates from January 1, 2009 to
February 1, 2021	1,770,019	1,767,126
5 1/2s, TBA, September 1, 2037	21,373,000	20,865,391
5 1/2s, TBA, September 1, 2021	900,000	894,586
5s, with due dates from November 1, 2035 to
July 1, 2037	2,256,025	2,143,906
5s, May 1, 2021	53,187	51,955
5s, TBA, September 1, 2037	1,532,000	1,455,041
4 1/2s, with due dates from October 1, 2020 to
October 1, 2035	5,239,615	4,999,213
4 1/2s, with due dates from July 1, 2020 to
September 1, 2020	2,128,006	2,046,129
4 1/2s, TBA, September 1, 2022	2,400,000	2,302,125
		166,105,197

Total U.S. government and agency mortgage obligations (cost $215,457,254)		$215,484,549

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.1%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$9,600,000	$9,479,916
Freddie Mac
6 7/8s, September 15, 2010	6,752,000	7,161,470
6 5/8s, September 15, 2009	23,980,000	24,862,265

Total U.S. government agency obligations (cost $42,061,136)		$41,503,651

U.S. TREASURY OBLIGATIONS (19.3%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$1,300,000	$1,290,453
4 1/4s, August 15, 2013	53,596,000	53,436,884
4s, February 15, 2014	25,000,000	24,525,390

Total U.S. treasury obligations (cost $79,337,716)		$79,252,727

COLLATERALIZED MORTGAGE OBLIGATIONS (43.0%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$660,000	$658,679
Ser. 06-5, Class A4, 5.414s, 2047	816,000	800,769
FRB Ser. 05-1, Class A5, 5.119s, 2042	207,000	202,705
Ser. 04-4, Class A6, 4.877s, 2042	34,000	32,891
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.962s, 2046	6,752,000	6,874,643
FRB Ser. 04-LB3A, Class A5, 5.443s, 2037	20,000	19,850
Countrywide Alternative Loan Trust IFB Ser. 06-6CB,
Class 1A3, Interest Only (IO), zero %, 2036	4,489,760	20,169
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.811s, 2039 (FWC)	55,000	55,577

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	76,000	74,086
FRB Ser. 05-C5, Class A4, 5.1s, 2038	64,000	61,840
Ser. 04-C3, Class A3, 4.302s, 2036	161,000	156,942
Fannie Mae
Ser. 03-W6, Class PT1, 10.071s, 2042	1,439,964	1,548,930
IFB Ser. 07-75, Class JS, 8.32s, 2037	593,041	697,341
IFB Ser. 06-70, Class SM, 8.033s, 2036	114,245	130,927
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,135,848	1,198,247
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	264,942	279,497
Ser. 02-T19, Class A3, 7 1/2s, 2042	852,290	893,733
Ser. 02-14, Class A2, 7 1/2s, 2042	195,773	204,703
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,146,487	1,194,803
Ser. 02-T4, Class A3, 7 1/2s, 2041	784,720	818,206
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,953,505	2,033,290
Ser. 01-T3, Class A1, 7 1/2s, 2040	7,817	8,153
Ser. 99-T2, Class A1, 7 1/2s, 2039	111,642	117,860
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	949,225	992,312
Ser. 02-T1, Class A3, 7 1/2s, 2031	1,526,412	1,595,631
Ser. 00-T6, Class A1, 7 1/2s, 2030	676,489	706,478
Ser. 01-T5, Class A3, 7 1/2s, 2030	8,086	8,430
Ser. 02-26, Class A1, 7s, 2048	900,718	932,882
Ser. 04-W12, Class 1A3, 7s, 2044	589,234	614,668
Ser. 04-T3, Class 1A3, 7s, 2044	1,069,415	1,114,613
Ser. 04-T2, Class 1A3, 7s, 2043	359,897	375,175
Ser. 03-W8, Class 2A, 7s, 2042	3,557,063	3,696,787
Ser. 03-W3, Class 1A2, 7s, 2042	340,480	352,883
Ser. 02-T16, Class A2, 7s, 2042	2,354,526	2,439,760
Ser. 02-T19, Class A2, 7s, 2042	1,463,396	1,517,803
Ser. 01-T10, Class A1, 7s, 2041	651,032	671,843
Ser. 02-T4, Class A2, 7s, 2041	1,547,948	1,598,318
Ser. 04-W1, Class 2A2, 7s, 2033	2,414,240	2,514,501
IFB Ser. 06-49, Class SE, 6.98s, 2036	626,955	676,818
IFB Ser. 07-75, Class CS, 6.965s, 2037	347,495	406,122
IFB Ser. 06-62, Class PS, 6.87s, 2036	573,863	649,968
IFB Ser. 06-60, Class AK, 6.78s, 2036	254,683	273,929
IFB Ser. 06-60, Class TK, 6.58s, 2036	249,112	265,838
IFB Ser. 06-76, Class QB, 6.57s, 2036	831,456	938,697
IFB Ser. 06-79, Class PS, 6.57s, 2036	155,037	177,777
Ser. 381, Class 14, IO, 6 1/2s, 2037	342,111	88,575
Ser. 381, Class 15, IO, 6 1/2s, 2037	145,330	37,990
Ser. 371, Class 2, IO, 6 1/2s, 2036	2,228,181	610,489
IFB Ser. 06-63, Class SP, 6.27s, 2036	904,337	1,006,366
IFB Ser. 07-W7, Class 1A4, 6.15s, 2037	374,768	389,646
IFB Ser. 06-104, Class GS, 6.088s, 2036	319,909	347,264
IFB Ser. 06-104, Class ES, 5.925s, 2036	347,618	377,083
FRB Ser. 07-95, Class A1, 5.755s, 2037	11,017,000	11,013,695
FRB Ser. 07-95, Class A2, 5.755s, 2037	24,404,000	24,216,089
FRB Ser. 07-95, Class A3, 5.755s, 2037	6,762,000	6,476,576
IFB Ser. 07-1, Class NK, 5.473s, 2037	799,011	871,432
IFB Ser. 06-104, Class CS, 4.928s, 2036	421,750	427,106
IFB Ser. 05-74, Class CS, 4.881s, 2035	1,042,277	1,054,528
IFB Ser. 07-81, Class SC, 4.77s, 2037	293,790	300,612
IFB Ser. 05-74, Class CP, 4.565s, 2035	914,154	941,259
IFB Ser. 06-115, Class ES, 4.54s, 2036	322,000	336,931
IFB Ser. 05-114, Class SP, 4.441s, 2036	313,993	303,981
IFB Ser. 06-27, Class SP, 4.382s, 2036	651,000	671,242
IFB Ser. 06-8, Class HP, 4.382s, 2036	735,542	750,438
IFB Ser. 06-8, Class WK, 4.382s, 2036	1,157,164	1,171,905
IFB Ser. 05-106, Class US, 4.382s, 2035	1,102,129	1,132,823
IFB Ser. 05-99, Class SA, 4.382s, 2035	543,350	549,952
IFB Ser. 07-30, Class FS, 4.331s, 2037	779,875	781,113
IFB Ser. 05-115, Class NQ, 4.294s, 2036	258,404	255,644
IFB Ser. 05-74, Class DM, 4.198s, 2035	1,056,966	1,068,141
IFB Ser. 06-60, Class CS, 3.905s, 2036	405,490	385,253
IFB Ser. 05-95, Class CP, 3.541s, 2035	84,221	83,666
IFB Ser. 05-72, Class SB, 3.113s, 2035	360,444	343,333
IFB Ser. 05-83, Class QP, 3.081s, 2034	369,076	345,009
IFB Ser. 05-106, Class JC, 3.054s, 2035	482,206	442,839
IFB Ser. 05-57, Class MN, 2.826s, 2035	742,221	721,814
IFB Ser. 07-W6, Class 6A2, IO, 2.295s, 2037	562,185	41,192
IFB Ser. 06-90, Class SE, IO, 2.295s, 2036	385,500	41,944
IFB Ser. 03-66, Class SA, IO, 2.145s, 2033	902,889	72,261
IFB Ser. 07-W6, Class 5A2, IO, 1.785s, 2037	740,279	51,315
IFB Ser. 07-W4, Class 4A2, IO, 1.775s, 2037	2,615,716	170,405
IFB Ser. 07-W2, Class 3A2, IO, 1.775s, 2037	994,952	64,849
IFB Ser. 05-113, Class AI, IO, 1.725s, 2036	124,439	10,235
IFB Ser. 05-113, Class DI, IO, 1.725s, 2036	6,006,183	419,062
IFB Ser. 06-60, Class SI, IO, 1.645s, 2036	957,523	77,948
IFB Ser. 06-60, Class DI, IO, 1.565s, 2035	367,428	23,322
IFB Ser. 05-65, Class KI, IO, 1.495s, 2035	8,993,377	565,896
IFB Ser. 07-54, Class CI, IO, 1.255s, 2037	624,815	43,969
IFB Ser. 07-39, Class PI, IO, 1.255s, 2037	617,676	38,557
IFB Ser. 07-30, Class WI, IO, 1.255s, 2037	3,565,987	209,771
IFB Ser. 07-W4, Class 3A2, IO, 1.245s, 2037	2,534,073	138,267
IFB Ser. 07-28, Class SE, IO, 1.245s, 2037	646,763	44,530
IFB Ser. 07-W2, Class 2A2, IO, 1.245s, 2037	1,346,691	77,589
IFB Ser. 06-128, Class SH, IO, 1.245s, 2037	789,348	44,584
IFB Ser. 06-56, Class SM, IO, 1.245s, 2036	851,892	52,416
IFB Ser. 06-12, Class SD, IO, 1.245s, 2035	3,450,008	244,195
IFB Ser. 05-90, Class SP, IO, 1.245s, 2035	1,723,283	103,397
IFB Ser. 07-W5, Class 2A2, IO, 1.235s, 2037	356,589	14,513
IFB Ser. 07-30, Class IE, IO, 1.235s, 2037	1,745,125	139,028
IFB Ser. 06-123, Class CI, IO, 1.235s, 2037	1,491,989	101,655
IFB Ser. 06-123, Class UI, IO, 1.235s, 2037	649,660	42,683
IFB Ser. 05-82, Class SY, IO, 1.225s, 2035	4,227,657	237,769
IFB Ser. 07-15, Class BI, IO, 1.195s, 2037	1,097,225	70,879

IFB Ser. 06-23, Class SC, IO, 1.195s, 2036	888,630	59,880
IFB Ser. 06-16, Class SM, IO, 1.195s, 2036	579,486	38,791
IFB Ser. 05-95, Class CI, IO, 1.195s, 2035	1,162,006	79,649
IFB Ser. 05-84, Class SG, IO, 1.195s, 2035	1,937,974	135,101
IFB Ser. 05-104, Class NI, IO, 1.195s, 2035	1,344,187	88,003
IFB Ser. 05-104, Class SI, IO, 1.195s, 2033	1,200,715	69,228
IFB Ser. 05-83, Class QI, IO, 1.185s, 2035	310,122	23,539
IFB Ser. 06-128, Class GS, IO, 1.175s, 2037	719,526	49,341
IFB Ser. 05-83, Class SL, IO, 1.165s, 2035	3,411,111	206,868
IFB Ser. 07-63, Class SB, IO, 1.145s, 2037	4,291,423	222,618
IFB Ser. 06-114, Class IS, IO, 1.145s, 2036	772,156	46,559
IFB Ser. 06-115, Class IE, IO, 1.135s, 2036	564,213	38,299
IFB Ser. 06-117, Class SA, IO, 1.135s, 2036	860,343	50,840
IFB Ser. 06-121, Class SD, IO, 1.135s, 2036	642,138	44,206
IFB Ser. 06-109, Class SG, IO, 1 1/8s, 2036	498,699	30,226
IFB Ser. 06-104, Class SY, IO, 1.115s, 2036	194,997	10,995
IFB Ser. 06-109, Class SH, IO, 1.115s, 2036	722,081	53,150
IFB Ser. 07-W6, Class 4A2, IO, 1.095s, 2037	2,853,828	148,468
IFB Ser. 06-128, Class SC, IO, 1.095s, 2037	1,502,915	86,840
IFB Ser. 06-44, Class IS, IO, 1.095s, 2036	839,914	49,247
IFB Ser. 06-45, Class SM, IO, 1.095s, 2036	1,477,067	76,161
IFB Ser. 06-8, Class JH, IO, 1.095s, 2036	2,676,605	180,840
IFB Ser. 05-122, Class SG, IO, 1.095s, 2035	583,043	37,748
IFB Ser. 05-95, Class OI, IO, 1.085s, 2035	172,653	13,503
IFB Ser. 06-92, Class JI, IO, 1.075s, 2036	299,222	18,151
IFB Ser. 06-92, Class LI, IO, 1.075s, 2036	840,511	50,263
IFB Ser. 06-96, Class ES, IO, 1.075s, 2036	415,595	24,666
IFB Ser. 06-99, Class AS, IO, 1.075s, 2036	270,785	15,955
IFB Ser. 06-85, Class TS, IO, 1.055s, 2036	1,596,328	88,846
IFB Ser. 06-61, Class SE, IO, 1.045s, 2036	1,130,069	63,669
IFB Ser. 07-76, Class SA, IO, 1.035s, 2037	933,825	49,446
IFB Ser. 07-W7, Class 2A2, IO, 1.025s, 2037	2,224,453	118,252
IFB Ser. 03-124, Class ST, IO, 0.995s, 2034	614,258	30,598
IFB Ser. 07-30, Class JS, IO, 0.935s, 2037	1,521,119	86,155
IFB Ser. 07-30, Class LI, IO, 0.935s, 2037	1,028,926	61,262
IFB Ser. 07-W2, Class 1A2, IO, 0.925s, 2037	3,620,521	187,997
IFB Ser. 07-W4, Class 2A2, IO, 0.915s, 2037	2,913,464	134,019
IFB Ser. 07-54, Class IA, IO, 0.905s, 2037	805,355	47,162
IFB Ser. 07-54, Class IB, IO, 0.905s, 2037	805,355	47,162
IFB Ser. 07-54, Class IC, IO, 0.905s, 2037	805,355	47,162
IFB Ser. 07-54, Class ID, IO, 0.905s, 2037	805,355	47,162
IFB Ser. 07-54, Class IE, IO, 0.905s, 2037	805,355	47,162
IFB Ser. 07-54, Class IF, IO, 0.905s, 2037	1,198,259	70,170
IFB Ser. 07-54, Class UI, IO, 0.905s, 2037	926,565	57,944
IFB Ser. 07-15, Class CI, IO, 0 7/8s, 2037	2,731,813	156,015
IFB Ser. 06-123, Class BI, IO, 0 7/8s, 2037	3,618,074	200,448
IFB Ser. 06-115, Class JI, IO, 0 7/8s, 2036	1,996,853	114,158
IFB Ser. 06-123, Class LI, IO, 0.815s, 2037	1,342,790	71,852
IFB Ser. 07-39, Class AI, IO, 0.615s, 2037	1,438,014	68,863
IFB Ser. 07-32, Class SD, IO, 0.605s, 2037	959,173	46,627
IFB Ser. 07-30, Class UI, IO, 0.595s, 2037	791,101	38,733
IFB Ser. 07-32, Class SC, IO, 0.595s, 2037	1,275,363	61,107
IFB Ser. 07-1, Class CI, IO, 0.595s, 2037	930,319	43,964
IFB Ser. 05-74, Class SE, IO, 0.595s, 2035	4,829,401	192,244
IFB Ser. 05-82, Class SI, IO, 0.595s, 2035	4,033,509	148,932
IFB Ser. 07-W4, Class 1A2, IO, 0.585s, 2037	11,036,319	445,863
IFB Ser. 07-W5, Class 1A2, IO, 0.575s, 2037	1,790,196	55,317
IFB Ser. 05-74, Class NI, IO, 0.575s, 2035	5,120,568	251,049
IFB Ser. 07-75, Class ID, IO, 0.365s, 2037	763,693	33,611
FRB Ser. 06-115, Class SN, zero %, 2036	385,504	410,462
FRB Ser. 06-104, Class EK, zero %, 2036	149,686	148,487
Ser. 372, Class 1, Principal Only (PO), zero %, 2036	6,186,073	4,599,797
Ser. 06-56, Class XF, zero %, 2036	80,709	82,525
Ser. 04-38, Class AO, PO, zero %, 2034	2,047,961	1,476,824
Ser. 04-61, Class CO, PO, zero %, 2031	440,000	350,974
Ser. 07-31, Class TS, IO, zero %, 2009	2,291,297	20,371
Ser. 07-15, Class IM, IO, zero %, 2009	892,564	10,241
Ser. 07-16, Class TS, IO, zero %, 2009 (NON)	3,678,561	31,034
FRB Ser. 05-79, Class FE, zero %, 2035	230,129	243,617
FRB Ser. 05-45, Class FG, zero %, 2035	261,100	246,941
FRB Ser. 05-81, Class DF, zero %, 2033	85,121	88,473
FRB Ser. 06-1, Class HF, zero %, 2032	122,388	119,624
IFB Ser. 06-75, Class FY, zero %, 2036	181,695	191,730
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	530,771	557,797
Ser. T-42, Class A5, 7 1/2s, 2042	281,108	289,513
Ser. T-60, Class 1A2, 7s, 2044	674,656	703,254
Ser. T-59, Class 1A2, 7s, 2043	1,388,057	1,450,306
Ser. T-55, Class 1A2, 7s, 2043	831,284	859,303
Freddie Mac
IFB Ser. 3339, Class JS, 6.362s, 2037	311,053	344,886
IFB Ser. 3339, Class WS, 6.081s, 2037	335,950	390,451
IFB Ser. 3202, Class PS, 5.572s, 2036	583,810	642,551
IFB Ser. 3349, Class SA, 5.333s, 2037	1,205,030	1,295,880
IFB Ser. 3331, Class SE, 5.333s, 2037	305,238	322,555
IFB Ser. 3153, Class SX, 5.194s, 2036	850,579	914,376
IFB Ser. 3149, Class SU, 4.232s, 2036	272,628	260,743
IFB Ser. 3114, Class GK, 3.955s, 2036	287,288	290,180
IFB Ser. 3081, Class DC, 3.909s, 2035	433,069	438,154
IFB Ser. 2979, Class AS, 3.699s, 2034	195,975	194,856
IFB Ser. 3153, Class UT, 3.442s, 2036	499,132	481,077
IFB Ser. 3065, Class DC, 3.026s, 2035	684,289	640,078
IFB Ser. 3031, Class BS, 2.697s, 2035	933,591	867,184
IFB Ser. 3360, Class SC, 2.281s, 2037	410,000	367,271
IFB Ser. 3184, Class SP, IO, 1.739s, 2033	986,227	73,079
IFB Ser. 3012, Class GP, 1.614s, 2035	464,760	447,801

IFB Ser. 3203, Class SH, IO, 1.529s, 2036	564,337	48,014
IFB Ser. 2594, Class SE, IO, 1.439s, 2030	1,168,151	60,598
IFB Ser. 2828, Class TI, IO, 1.439s, 2030	620,083	40,697
IFB Ser. 3297, Class BI, IO, 1.149s, 2037	2,375,073	164,501
IFB Ser. 3284, Class IV, IO, 1.139s, 2037	610,783	45,251
IFB Ser. 3287, Class SD, IO, 1.139s, 2037	956,563	61,803
IFB Ser. 3281, Class BI, IO, 1.139s, 2037	465,794	30,539
IFB Ser. 3028, Class ES, IO, 1.139s, 2035	3,224,644	222,462
IFB Ser. 3042, Class SP, IO, 1.139s, 2035	727,746	47,872
IFB Ser. 3045, Class DI, IO, 1.119s, 2035	9,557,596	542,610
IFB Ser. 3136, Class NS, IO, 1.089s, 2036	1,273,433	76,057
IFB Ser. 3054, Class CS, IO, 1.089s, 2035	683,450	34,313
IFB Ser. 3107, Class DC, IO, 1.089s, 2035	1,675,872	119,944
IFB Ser. 3066, Class SI, IO, 1.089s, 2035	4,435,021	307,575
IFB Ser. 2950, Class SM, IO, 1.089s, 2016	358,829	21,074
IFB Ser. 3256, Class S, IO, 1.079s, 2036	1,097,212	75,660
IFB Ser. 3031, Class BI, IO, 1.079s, 2035	627,892	47,360
IFB Ser. 3244, Class SB, IO, 1.049s, 2036	666,378	41,961
IFB Ser. 3244, Class SG, IO, 1.049s, 2036	766,543	49,590
IFB Ser. 3326, Class GS, IO, 1.039s, 2037	1,835,914	96,385
IFB Ser. 3236, Class IS, IO, 1.039s, 2036	1,247,438	75,669
IFB Ser. 3147, Class SH, IO, 1.039s, 2036	2,305,073	159,009
IFB Ser. 3114, Class TS, IO, 1.039s, 2030	4,257,623	223,556
IFB Ser. 3128, Class JI, IO, 1.019s, 2036	1,266,652	83,391
IFB Ser. 3240, Class S, IO, 1.009s, 2036	2,323,854	146,604
IFB Ser. 3065, Class DI, IO, 1.009s, 2035	480,583	35,956
IFB Ser. 3145, Class GI, IO, 0.989s, 2036	1,029,331	71,481
IFB Ser. 3114, Class GI, IO, 0.989s, 2036	686,479	51,802
IFB Ser. 3218, Class AS, IO, 0.969s, 2036	849,512	50,720
IFB Ser. 3221, Class SI, IO, 0.969s, 2036	1,015,848	59,493
IFB Ser. 3202, Class PI, IO, 0.929s, 2036	2,762,374	162,264
IFB Ser. 3201, Class SG, IO, 0.889s, 2036	1,281,883	74,476
IFB Ser. 3203, Class SE, IO, 0.889s, 2036	1,142,642	65,482
IFB Ser. 3152, Class SY, IO, 0.869s, 2036	1,080,904	69,860
IFB Ser. 3284, Class BI, IO, 0.839s, 2037	754,530	41,090
IFB Ser. 3199, Class S, IO, 0.839s, 2036	442,620	25,753
IFB Ser. 3284, Class LI, IO, 0.829s, 2037	1,470,376	85,924
IFB Ser. 3281, Class AI, IO, 0.819s, 2037	2,756,544	161,383
IFB Ser. 3012, Class UI, IO, 0.809s, 2035	1,148,493	62,865
IFB Ser. 3311, Class IA, IO, 0.799s, 2037	1,132,074	68,659
IFB Ser. 3311, Class IB, IO, 0.799s, 2037	1,132,074	68,659
IFB Ser. 3311, Class IC, IO, 0.799s, 2037	1,132,074	68,659
IFB Ser. 3311, Class ID, IO, 0.799s, 2037	1,132,074	68,659
IFB Ser. 3311, Class IE, IO, 0.799s, 2037	1,622,869	98,425
IFB Ser. 3240, Class GS, IO, 0.769s, 2036	1,407,359	79,625
IFB Ser. 3339, Class TI, IO, 0.529s, 2037	1,206,638	61,075
IFB Ser. 3288, Class SJ, IO, 0.519s, 2037	1,265,473	57,007
IFB Ser. 3284, Class CI, IO, 0.509s, 2037	2,056,528	99,825
IFB Ser. 3291, Class SA, IO, 0.499s, 2037	598,218	24,060
IFB Ser. 3016, Class SQ, IO, 0.499s, 2035	1,345,656	49,445
IFB Ser. 3284, Class WI, IO, 0.489s, 2037	3,423,165	160,788
IFB Ser. 3286, Class SA, IO, 0.489s, 2037	1,501,469	60,574
IFB Ser. 3012, Class IG, IO, 0.469s, 2035	4,193,771	198,925
IFB Ser. 3235, Class SA, IO, 0.339s, 2036	593,112	21,898
Ser. 246, PO, zero %, 2037	5,252,094	3,913,119
FRB Ser. 3326, Class XF, zero %, 2037	424,701	415,370
Ser. 3300, PO, zero %, 2037	541,853	402,991
FRB Ser. 3326, Class YF, zero %, 2037	421,828	455,970
Ser. 242, PO, zero %, 2036	6,116,163	4,564,543
FRB Ser. 3326, Class WF, zero %, 2035	971,872	932,287
FRB Ser. 3327, Class YF, zero %, 2037	423,518	427,488
FRB Ser. 3263, Class TA, zero %, 2037	122,152	143,559
FRB Ser. 3239, Class BF, zero %, 2036	493,655	570,548
FRB Ser. 3231, Class XB, zero %, 2036	332,662	340,003
FRB Ser. 3174, Class SF, zero %, 2036	179,668	187,526
FRB Ser. 3149, Class XF, zero %, 2036	157,205	159,563
FRB Ser. 3231, Class X, zero %, 2036	160,558	177,166
FRB Ser. 3122, Class GF, zero %, 2036	284,166	285,765
FRB Ser. 3030, Class CF, zero %, 2035	295,633	281,805
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 7.95s, 2037	608,538	802,944
IFB Ser. 07-51, Class SP, 7.56s, 2037	223,000	228,018
IFB Ser. 07-44, Class SP, 7.526s, 2036	285,533	324,080
IFB Ser. 07-38, Class AS, 6.97s, 2037	789,134	925,486
IFB Ser. 05-84, Class SB, 3.156s, 2035	345,995	321,246
IFB Ser. 05-68, Class DP, 2.967s, 2035	2,566,992	2,429,881
IFB Ser. 05-7, Class NP, 2.403s, 2033	242,556	230,557
IFB Ser. 05-84, Class SL, 2.204s, 2035	1,785,185	1,646,340
IFB Ser. 05-66, Class SP, 2.204s, 2035	824,049	757,033
IFB Ser. 06-62, Class SI, IO, 1.843s, 2036	996,444	74,773
IFB Ser. 07-1, Class SL, IO, 1.823s, 2037	447,241	35,089
IFB Ser. 07-1, Class SM, IO, 1.813s, 2037	447,241	34,947
IFB Ser. 07-48, Class SB, IO, 1.33s, 2037	1,307,000	69,596
IFB Ser. 07-26, Class SG, IO, 1.313s, 2037	1,259,995	87,401
IFB Ser. 07-9, Class BI, IO, 1.283s, 2037	3,101,034	191,299
IFB Ser. 07-25, Class SA, IO, 1.263s, 2037	1,079,956	55,953
IFB Ser. 07-25, Class SB, IO, 1.263s, 2037	2,119,732	111,706
IFB Ser. 07-26, Class LS, IO, 1.263s, 2037	2,618,339	177,770
IFB Ser. 07-26, Class SA, IO, 1.263s, 2037	3,028,533	177,077
IFB Ser. 07-22, Class S, IO, 1.263s, 2037	672,901	50,224
IFB Ser. 07-11, Class SA, IO, 1.263s, 2037	696,183	46,852
IFB Ser. 06-69, Class SA, IO, 1.263s, 2036	688,327	41,608
IFB Ser. 07-51, Class SG, IO, 1.26s, 2037	1,562,000	71,754
IFB Ser. 07-26, Class SD, IO, 1.211s, 2037	1,513,518	98,142
IFB Ser. 07-26, Class SL, IO, 1.211s, 2037	143,673	8,228
IFB Ser. 07-26, Class SM, IO, 1.211s, 2037	757,573	43,560
IFB Ser. 06-38, Class SG, IO, 1.113s, 2033	3,028,949	144,883

IFB Ser. 07-9, Class DI, IO, 0.973s, 2037		1,569,320	82,557
IFB Ser. 07-9, Class AI, IO, 0.911s, 2037		1,153,462	67,503
IFB Ser. 05-65, Class SI, IO, 0.813s, 2035		5,613,270	285,214
IFB Ser. 05-68, Class KI, IO, 0.763s, 2035		18,442,368	1,118,322
IFB Ser. 07-27, Class SD, IO, 0.663s, 2037		757,951	32,219
IFB Ser. 07-19, Class SJ, IO, 0.663s, 2037		1,305,955	53,667
IFB Ser. 07-23, Class ST, IO, 0.663s, 2037		1,547,721	59,775
IFB Ser. 07-8, Class SA, IO, 0.663s, 2037		1,469,393	67,041
IFB Ser. 07-9, Class CI, IO, 0.663s, 2037		2,043,520	86,648
IFB Ser. 07-7, Class EI, IO, 0.663s, 2037		750,174	34,339
IFB Ser. 07-1, Class S, IO, 0.663s, 2037		1,703,154	70,521
IFB Ser. 07-3, Class SA, IO, 0.663s, 2037		1,622,869	66,436
IFB Ser. 07-21, Class S, IO, 0.611s, 2037		1,598,287	73,421
IFB Ser. 07-43, Class SC, IO, 0.511s, 2037		1,069,479	47,457
FRB Ser. 07-35, Class UF, zero %, 2037		175,728	186,841
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039		480,000	459,825
FRB Ser. 05-GG5, Class A5, 5.224s, 2037		64,000	62,353
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class AM, 5.993s, 2045		46,000	45,801
Ser. 06-GG8, Class A4, 5.56s, 2039		832,000	824,737
Ser. 04-GG2, Class A6, 5.396s, 2038		38,000	37,663
Ser. 05-GG4, Class A4, 4.761s, 2039		162,000	153,081
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.841s, 2035		1,635,640	1,608,358
JPMorgan FRB Ser. 07-CB19, Class AM, 5.937s, 2049		32,000	32,070
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051		178,000	180,691
FRB Ser. 07-LD12, Class A3, 6.189s, 2051		279,000	282,356
FRB Ser. 07-LD11, Class AM, 6.007s, 2049		52,000	52,203
Ser. 06-CB14, Class AM, 5.629s, 2044		1,499,000	1,459,486
Ser. 06-CB16, Class A4, 5.552s, 2045		895,000	881,575
FRB Ser. 04-PNC1, Class A4, 5.542s, 2041		61,000	60,653
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049		53,000	50,855
Ser. 07-LDPX, Class A3, 5.42s, 2049		3,087,000	3,000,194
Ser. 05-CB12, Class A4, 4.895s, 2037		163,000	155,359
Ser. 04-C3, Class A5, 4.878s, 2042		155,000	148,222
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028		55,000	56,798
Ser. 07-C6, Class AM, 6.114s, 2017		91,000	91,446
Ser. 07-C6, Class A2, 5.845s, 2012		87,000	87,435
FRB Ser. 04-C4, Class A4, 5.295s, 2029		62,000	62,157
Lehman Mortgage Trust
IFB Ser. 07-5, Class 8A2, IO, 2.215s, 2036		984,728	51,994
IFB Ser. 07-4, Class 2A2, IO, 1.165s, 2037		3,138,589	165,578
IFB Ser. 06-6, Class 5A2, IO, 0.995s, 2036		1,077,750	27,159
IFB Ser. 07-5, Class 10A2, IO, 0.835s, 2037		1,551,654	54,695
IFB Ser. 07-5, Class 4A3, 7.05s, 2036		534,614	579,526
FRB Ser. 07-5, Class 4A2, 5.825s, 2037		1,040,942	1,005,211
Ser. 07-1, Class 3A2, IO, 1.745s, 2037		1,749,950	119,861
IFB Ser. 06-9, Class 3A2, IO, 1.725s, 2037		988,848	62,481
IFB Ser. 06-5, Class 2A2, IO, 1.645s, 2036		1,966,428	99,087
Ser. 06-9, Class 2A3, IO, 1.115s, 2036		3,655,569	208,842
IFB Ser. 06-9, Class 2A2, IO, 1.115s, 2037		2,544,615	145,666
IFB Ser. 06-7, Class 2A5, IO, 1.045s, 2036		997,728	53,022
IFB Ser. 06-6, Class 1A3, IO, 0.995s, 2036		1,540,840	75,844
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		524,000	3,613
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036		1,115,839	12,059
IFB Ser. 06-9, Class 1A6, IO, zero %, 2037		1,697,110	9,218
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041		158,000	150,899
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043		154,000	145,772
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044		850,000	832,502
Ser. 05-HQ6, Class A4A, 4.989s, 2042		64,000	62,509
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.045s, 2036		312,082	3,450
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.243s, 2035		2,162,860	2,140,669
Ser. 04-20, Class 1A2, 5.044s, 2035		141,238	139,821
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.281s, 2036		1,716,950	1,692,135
Ser. 05-AR2, Class 2A1, 4.545s, 2035		1,362,795	1,336,816
Ser. 04-R, Class 2A1, 4.362s, 2034		1,393,634	1,365,435
Ser. 05-AR9, Class 1A2, 4.354s, 2035		61,016	59,744

Total collateralized mortgage obligations (cost $175,791,323)			$176,364,944

PURCHASED OPTIONS OUTSTANDING (3.7%)(a)

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 5.19% versus
the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/5.19	$57,535,000	$896,971
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 5.19%
versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/5.19	57,535,000	727,818
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate swap of 5.775% versus the three month
USD-LIBOR-BBA maturing July 1, 2018.	Jun-08/5.775	51,442,000	2,391,024
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.685% versus the three month USD-LIBOR-BBA maturing

on July 7, 2018.	Jul-08/5.685	32,506,000	1,355,500
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16	23,384,000	578,052
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2019.	Apr-09/5.385	17,275,000	556,082
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	24,347,000	542,451
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	17,275,000	533,798
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.45	17,029,000	505,080
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	24,347,000	499,600
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.775% versus the three month
USD-LIBOR-BBA maturing July 1, 2018.	Jun-08/5.775	51,442,000	480,468
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	13,713,000	455,546
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	13,713,000	450,335
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	13,713,000	411,664
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.160	23,384,000	410,857
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	13,713,000	407,139
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.685%
versus the three month USD-LIBOR-BBA maturing on
July 7, 2018.	Jul-08/5.685	32,506,000	371,869
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.45	17,029,000	267,185
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	2,946,000	68,907
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	2,946,000	58,920
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	2,150,000	51,794
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	2,150,000	49,859
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	2,150,000	43,387
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	2,150,000	41,710
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20	1,473,000	35,323
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20	1,473,000	28,709
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	2,000,000	27,340
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	2,000,000	27,260
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2018.	Apr-08/5.175	1,000,000	24,020
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2018.	Apr-08/5.175	1,000,000	18,190
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.211	589,000	13,895
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21	589,000	11,680
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.115%
versus the three month USD-LIBOR-BBA maturing on
January 9, 2018.	Jan-08/5.115	86,420,000	1,778,524
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.115% versus the three month USD-LIBOR-BBA maturing
on January 9, 2018.	Jan-08/5.115	86,420,000	1,015,435

Total purchased options outstanding (cost $17,384,214)			$15,136,392

ASSET-BACKED SECURITIES (2.2%)(a)

		Principal amount	Value

Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.045s, 2037		3,024,534	$123,935
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.145s, 2037		1,236,187	48,829
Countrywide Alternative Loan Trust IFB Ser. 07-23CB,
Class A4, IO, 0.995s, 2037		7,429,269	317,196
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.799s, 2035		19,247,091	607,311
IFB Ser. 05-R2, Class 1AS, IO, 0.422s, 2035		9,196,837	283,639
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 2.595s, 2043		376,812	31,087
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
5.675s, 2036		33,000	32,010
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.655s, 2036		50,000	48,107
GSR Mortgage Loan Trust
IFB Ser. 06-4F, Class 4A2, IO, 1.645s, 2036		658,621	29,177
IFB Ser. 06-7F, Class 5A2, IO, 1.595s, 2036		769,154	30,151
Lehman XS Trust
FRB Ser. 07-6, Class 2A1, 5.715s, 2037		132,733	129,415
IFB Ser. 07-3, Class 4B, IO, 1.185s, 2037		1,180,468	61,551
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.675s, 2036		1,656,000	1,643,580
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 5.665s, 2036		49,000	47,428
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 07-8, Class 1A2, 6 1/4s, 2037		3,019,000	3,010,547
Structured Asset Securities Corp.
Ser. 07-4, Class 1A4, IO, 1s, 2037		21,590,000	674,064
Ser. 07-4, Class 1A3, IO, 0.93s, 2037		21,590,000	909,983
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 0.489s, 2037		2,459,081	47,706
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.585s, 2037		783,450	769,000

Total asset-backed securities (cost $8,550,709)			$8,844,716

SHORT-TERM INVESTMENTS (8.5%)(a)

		Principal
		amount/shares	Value

U.S. Treasury Bills for an effective yield of 4.86%,
maturity date September 27, 2007 (SEG)		$655,000	$652,701
U.S. Treasury Bills for an effective yield of 4.801%,
maturity date September 27, 2007 (SEG)		827,000	824,132
U.S. Treasury Bills for an effective yield of 4.787%,
maturity date September 27, 2007 (SEG)		366,000	364,735
U.S. Treasury Bills for an effective yield of 4.705%,
maturity date September 27, 2007 (SEG)		114,000	113,613
U.S. Treasury Bills for an effective yield of 4.375%,
maturity date September 27, 2007 (SEG)		38,000	37,880
U.S. Treasury Bills for an effective yield of 3.24%,
maturity date September 27, 2007 (SEG)		1,000	997
U.S. Treasury Bills for an effective yield of 3.75%,
maturity date September 27, 2007 (SEG)		34,000	33,908
Putnam Prime Money Market Fund (e)		32,986,025	32,986,025

Total short-term investments (cost $35,013,991)			$35,013,991

TOTAL INVESTMENTS

Total investments (cost $573,596,343) (b)			$571,600,970

FUTURES CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

						Unrealized
			Number of		Expiration	appreciation/
			contracts	Value	date	(depreciation)

Euro-Dollar	90	day (Long)	428	$101,106,975	Sep-07	$(291,502)
Euro-Dollar	90	day (Long)	264	62,865,000	Sep-09	12,819
Euro-Dollar	90	day (Short)	1217	290,391,413	Jun-08	(362,761)
Euro-Dollar	90	day (Short)	846	201,855,600	Sep-08	(208,164)
U.S. Treasury Bond 20 yr (Short)			826	92,150,625	Dec-07	(1,156,662)
U.S. Treasury Note 2 yr (Short)			3080	634,961,250	Dec-07	(336,172)
U.S. Treasury Note 5 yr (Short)			1018	108,623,781	Dec-07	(404,640)
U.S. Treasury Note 10 yr (Long)			3544	386,462,125	Dec-07	2,103,583

Total						$(643,499)

WRITTEN OPTIONS OUTSTANDING at 8/31/07 (premiums received $13,905,181) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Merrill Lynch Capital Services Inc. for the obligation to pay a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.	$55,728,000	Jul 08/5.83	$2,730,672
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	45,560,000	Jun 08/5.84	2,282,556
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	13,668,000	Jun 08/5.835	680,940
Option on an interest rate swap with Merrill Lynch Capital Services Inc. for the obligation to receive a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.	55,728,000	Jul 08/5.83	475,360
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	45,560,000	Jun 08/5.84	351,723
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate of 5.835 versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	13,668,000	Jun 08/5.835	106,747
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	12,090,000	May 08/5.70	506,571
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	9,910,000	Mar 08/5.225	190,966
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	9,910,000	Mar 08/5.225	178,380
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	12,090,000	May 08/5.70	108,689
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate swap of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	1,169,000	Aug 08/5.35	32,358
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate swap of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	1,169,000	Aug 08/5.35	26,530
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	59,750,000	Aug 08/5.395	1,759,040
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	59,750,000	Aug 08/5.395	1,306,135
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate of 5.905% versus the three month USD-LIBOR-BBA
maturing December 17, 2017.	14,792,000	Dec 07/5.905	782,941
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate swap of 5.385% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	2,922,000	Aug 08/5.385	84,855
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,473,000	May 12/5.51	71,691
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate swap of 5.385% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	2,922,000	Aug 08/5.385	64,868
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,473,000	May 12/5.51	59,494
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	736,500	May 12/5.515	35,742
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	736,500	May 12/5.515	29,902
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate of 5.905% versus the three month
USD-LIBOR-BBA maturing December 17, 2017.	14,792,000	Dec 07/5.905	18,638
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	294,500	May 12/5.52	11,974
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	294,500	May 12/5.52	14,236
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	42,602,000	Jan 12/5.32	2,293,692
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	42,602,000	Jan 12/5.32	1,510,668

Total			$15,715,368

TBA SALE COMMITMENTS OUTSTANDING at 8/31/07 (proceeds receivable $115,185,702) (Unaudited)

			Principal	Settlement
Agency			amount	date	Value

FNMA,	6 1/2s,	September 1, 2037	$28,100,000	9/13/07	$28,521,500
FNMA,	6s, September 1, 2037		25,900,000	9/13/07	25,865,602
FNMA,	5 1/2s,	October 1, 2037	21,373,000	10/11/07	20,864,556
FNMA,	5 1/2s,	September 1, 2037	29,000,000	9/13/07	28,311,250
FNMA,	5s, October 1, 2037		1,532,000	10/11/07	1,455,400
FNMA,	5s, September 1, 2037		2,200,000	9/13/07	2,089,484
FNMA,	4 1/2s,	September 1, 2022	8,800,000	9/18/07	8,441,126

Total					$115,548,918

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$26,940,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(840,984)

893,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(8,929)

6,530,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(279,772)

24,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	38,891

45,000,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	733,355

Citibank, N.A.
44,220,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(497,131)

131,500,000	4/6/09	3 month USD-LIBOR-BBA	5.264%	2,391,868

Credit Suisse International
1,320,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(8,177)

56,000	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(196)

Goldman Sachs International
1,354,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(56,195)

21,940,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	15,431

2,270,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(23,453)

15,523,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(215,231)

69,975,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(954,129)

15,642,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(117,046)

69,475,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(1,001,598)

23,700,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(186,975)

833,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(18,835)

JPMorgan Chase Bank, N.A.
200,000	4/17/17	3 month USD-LIBOR-BBA	5.266%	3,358

600,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	(9,389)

22,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	77,142

65,600,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(2,394,927)

15,900,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	383,061

31,500,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	91,630

116,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(290)

19,300,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	193,525

1,847,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(58,059)

20,759,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	369,464

41,470,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	658,987

7,965,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(28,134)

2,020,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	6,005

2,147,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	24,559

28,000,000	3/30/08	3 month USD-LIBOR-BBA	5.163%	321,357

13,500,000	3/30/16	3 month USD-LIBOR-BBA	5.2755%	279,300

4,100,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	135,563

15,598,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(107,141)

69,298,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(1,004,166)

23,080,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(344,693)

16,590,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(210,921)

13,600,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	(723,082)

3,400,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	128,275

899,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(17,776)

22,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	331,623

20,539,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(362,779)

Lehman Brothers International (Europe)
20,802,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(234,200)

6,196,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(140,511)

15,414,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(241,366)

17,738,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(37,765)

6,196,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	141,681

15,414,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	242,411

73,940,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,035,041)

139,813,000		8/3/11	5.445%	3 month USD-LIBOR-BBA	(2,605,779)

38,243,000		2/1/17	3 month USD-LIBOR-BBA	5.08%	(353,932)

377,000		8/29/17	5.29125%	3 month USD-LIBOR-BBA	(1,804)

2,390,000		8/29/17	5.3187%	3 month USD-LIBOR-BBA	(4,940)

9,414,783		8/29/09	5.005%	3 month USD-LIBOR-BBA	(19,199)

Lehman Brothers Special Financing, Inc.
81,174,000		9/4/09	3 month USD-LIBOR-BBA	4.836%	(86,044)

17,146,000		9/4/27	5.4475%	3 month USD-LIBOR-BBA	(19,718)

17,146,000	(F)	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(109,711)

81,174,000		8/31/09	3 month USD-LIBOR-BBA	4.89%	14,767

23,000,000		3/16/09	4.9275%	3 month USD-LIBOR-BBA	(264,907)

8,600,000		3/16/17	5.034%	3 month USD-LIBOR-BBA	11,990

37,160,000		9/29/13	5.0555%	3 month USD-LIBOR-BBA	(483,695)

7,140,000		9/8/16	5.3275%	3 month USD-LIBOR-BBA	(161,764)

89,764,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	282,042

585,509		8/29/17	3 month USD-LIBOR-BBA	5.32%	4,049

14,862,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	746,792

19,334,000		6/12/17	3 month USD-LIBOR-BBA	5.717%	735,573

Morgan Stanley Capital Services, Inc.
850,000		2/20/17	5.19%	3 month USD-LIBOR-BBA	1,352

40,000		8/29/17	5.26021%	3 month USD-LIBOR-BBA	(90)

Total					$(7,906,423)

(F) Security is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $410,010,285.

(b) The aggregate identified cost on a tax basis is $574,945,762, resulting in gross unrealized appreciation and depreciation of $5,710,234 and $9,055,026, respectively, or net unrealized depreciation of $3,344,792.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2007.

(FWC) Forward commitments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $109,797 for the period ended August 31, 2007. During the period ended August 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $46,986,025 and $14,000,000, respectively.

At August 31, 2007, liquid assets totaling $24,271,377 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at August 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at August 31, 2007.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Limited Duration Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007